LOOMIS SAYLES FUNDS
Loomis Sayles Equity Funds

Supplement dated April 1, 1999 to Prospectuses dated January 1, 1999

The Loomis Sayles Mid-Cap Value and Loomis Sayles Small Cap Value Funds may invest in securities of closed-end investment companies, to the extent permitted by the Investment Company Act of 1940.